COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS
Schedule of minimum payments

		Other
	Leases	commitments

2019	$40,703	$118,295
2020 to 2023	70,610	285,520
2024 and thereafter	32,661	219,100